LEASES (Tables)	12 Months Ended
Jan. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Expenses
The components of lease expenses for the years ended January 31, 2024, 2023 and 2022 were as follows:

	Year Ended January 31,
(in thousands)	2024	2023	2022
Operating lease expenses	$6,401	$7,695	$7,725
Variable lease expenses	1,480	2,536	2,146
Short-term lease expenses	78	243	292
Other lease related expenses	4,207	4,422	5,168
Sublease income	(875)	—	—
Total lease expenses	$11,290	$14,896	$15,331

Schedule of Supplemental Cash Flow Information Related to Leases
Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2024	2023	2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,201	$8,272	$8,733
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$23,293	$2,240	$3,756
Weighted average remaining lease terms
Operating leases	8 years	3 years	4 years
Weighted average discount rates
Operating leases	6.5%	4.8%	4.8%

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities as of January 31, 2024 were as follows:

January 31, 2024
(in thousands)	Operating Leases
Year Ending January 31,
2025	$7,450
2026	6,213
2027	4,201
2028	4,063
Thereafter	23,733
Total future minimum lease payments	45,660
Less imputed interest	(12,298)
Total	$33,363

Reported as of January 31, 2024:
Accrued expenses and other current liabilities	$5,413
Operating lease liabilities	27,950
Total	$33,363